As filed with the U.S. Securities and Exchange Commission on September 15, 2021

File No. 333-195493

File No. 811-22961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 87	☐
Post-Effective Amendment No.	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 90	☒

Alpha Architect ETF Trust

(Exact Name of Registrant as Specified in Charter)

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Address of Principal Executive Offices, Zip Code)

(215) 882-9983

(Registrant’s Telephone Number, including Area Code)

Wesley R. Gray

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Name and Address of Agent for Service)

Copy to:

Michael Pellegrino, Esq.

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On October 14, 2021, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 64 (the “Amendment”) to its Registration Statement (filed on April 16, 2021) with respect to its series, the CG Hydrogen & Energy Age ETF (formerly named the CG Hydrogen Age ETF), until October 14, 2021, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, filed on June 30, 2021, further delayed pursuant to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A, filed on July 29, 2021, and further delayed pursuant to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, filed on August 26, 2021. Parts A, B and C of the Amendment are incorporated by reference herein.

Please note that the Registrant is filing this delaying amendment to correct an inadvertent EDGAR filing submission error. The Registrant filed a delaying amendment yesterday, September 14, 2021 via Post-Effective Amendment No. 85. In addition, earlier today, the Registrant inadvertently filed a duplicative Post-Effective Amendment (also shown as Post-Effective Amendment No. 85.). This filing is being made to correct the inadvertent filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 87 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Broomall, State of Pennsylvania, on this 15th day of September, 2021.

ALPHA ARCHITECT ETF TRUST

By:	/s/ John Vogel
John Vogel
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wesley R. Gray	Trustee and President	September 15, 2021
Wesley R. Gray*

/s/ John R. Vogel	Treasurer and Chief Financial Officer	September 15, 2021
John R. Vogel

/s/ Patrick Cleary	Secretary and Chief Compliance Officer	September 15, 2021
Patrick Cleary

/s/ Daniel Dorn	Trustee	September 15, 2021
Daniel Dorn*

/s/ Michael Pagano	Trustee	September 15, 2021
Michael Pagano*

/s/ Emeka Oguh	Trustee	September 15, 2021
Emeka Oguh*

By:	/s/ John Vogel
John Vogel
Attorney-in-Fact
(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 25 to the Registrant’s registration statement on January 28, 2020)